Property, Plants and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016		Jan. 01, 2016		Dec. 31, 2015
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	$ 8,092,467	$ 7,693,156	[1]	$ 7,045,689	[1]
Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	12,994,643	12,519,170		11,422,783
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	(4,902,176)	(4,826,014)		(4,377,094)
Construction in Progress [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	829,559	848,636		855,089		$ 855,089
Construction in Progress [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	829,559	848,636		855,089
Land [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	155,485	151,430		141,522		141,522
Land [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	155,485	151,430		141,522
Buildings [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	127,557	106,212		99,980		99,980
Buildings [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	215,100	192,727		174,934
Buildings [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	(87,543)	(86,515)		(74,954)
Plant and Equipment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	3,951,823	4,013,530		3,759,141		3,759,141
Plant and Equipment [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	6,513,960	6,648,792		5,915,858
Plant and Equipment [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	(2,562,137)	(2,635,262)		(2,156,717)
Network Infrastructure [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	2,731,597	2,349,651		1,951,520		1,951,520
Network Infrastructure [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	4,758,475	4,244,836		3,921,403
Network Infrastructure [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	(2,026,878)	(1,895,185)		(1,969,883)
Fixtures and Fittings [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	113,083	93,653		106,904		106,904
Fixtures and Fittings [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	293,738	255,731		245,183
Fixtures and Fittings [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	(180,655)	(162,078)		(138,279)
Other Property, Plant and Equipment Under Financial Lease [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	183,363	130,044		131,533		$ 131,533
Other Property, Plant and Equipment Under Financial Lease [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	228,326	177,018		168,794
Other Property, Plant and Equipment Under Financial Lease [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	$ (44,963)	$ (46,974)		$ (37,261)

[1]	As Restated